Equity Earnings (Loss) of Joint Ventures (Details 2) - Equity Method Investee - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Sales	$ 304	$ 2,298	$ 231
Purchases from VAST LLC	149	164	233
Expenses charged to VAST LLC	1,034	832	743
Expenses charged from VAST LLC	1,526	1,825	$ 1,261
Accounts receivable from joint venture entity	55	118
Long-term loan receivable from VAST LLC	400	500
Accounts payable to VAST LLC	213	267
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Sales	363	157
Accounts receivable from joint venture entity	450	278
Current loan receivable from SAL LLC	$ 325	$ 100